Document and Entity Information	0 Months Ended
Sep. 12, 2014
Risk/Return:
Document Type	497
Document Period End Date	Sep. 12, 2014
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Sep. 12, 2014
Document Effective Date	Sep. 15, 2014
Prospectus Date	Sep. 15, 2014
AllianzGI Best Styles Global Equity Fund | Class R6
Risk/Return:
Trading Symbol	AGERX
AllianzGI Best Styles Global Equity Fund | Class A
Risk/Return:
Trading Symbol	ALLGX
AllianzGI Best Styles Global Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	ALLHX
AllianzGI Emerging Markets Debt Fund | Class A
Risk/Return:
Trading Symbol	AGMAX
AllianzGI Emerging Markets Debt Fund | Institutional Class
Risk/Return:
Trading Symbol	AGMCX
AllianzGI Emerging Markets Debt Fund | Class C
Risk/Return:
Trading Symbol	AGMIX
AllianzGI Emerging Markets Debt Fund | Class P
Risk/Return:
Trading Symbol	AGMPX